Lease (Tables)	6 Months Ended
Jun. 30, 2026
Lease
Schedule of supplemental cash flow information related to leases

	Six months ended June 30,
	2025	2026
	RMB	RMB	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Cash payments for operating leases	2,994	2,465	363
ROU assets obtained in exchange for operating lease liabilities	2,726	411	61

Schedule of future lease payments under operating leases

Future lease payments under operating lease as of June 30, 2026 were as follows:

	Operating lease
	RMB	US$
	(Unaudited)	(Unaudited)
Year ending December 31,
2026	1,942	286
2027	3,896	574
2028	3,467	511
2029	3,075	453
2030	1,775	262
Thereafter	—	—
Total future lease payments	14,155	2,086
Less: Imputed interest	621	92
Total lease liability balance	13,534	1,994